UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.

Kellner Merger Fund

Semi-Annual Report
June 30, 2017

Table of Contents

Sector Allocation of Portfolio Assets	3
Expense Example	4
Schedule of Investments	6
Schedule of Securities Sold Short	9
Schedule of Swap Contracts	10
Statement of Assets and Liabilities	12
Statement of Operations	14
Statements of Changes in Net Assets	16
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	21
Householding	37
Notice to Shareholders	38
Privacy Notice	39

KELLNER MERGER FUND
SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2017 (Unaudited)

Percentages represent market value as a percentage of total long investments, including long options.

3

KELLNER MERGER FUND
EXPENSE EXAMPLE at June 30, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 1.50% per the operating expenses limitation agreement for the Investor Class shares and the Institutional Class shares, respectively.  Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

KELLNER MERGER FUND
EXPENSE EXAMPLE at June 30, 2017 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/17	6/30/17	1/1/17 – 6/30/17
Actual(2)
Investor Class	$1,000.00	$1,035.20	$13.37
Institutional Class	$1,000.00	$1,036.50	$12.07

Hypothetical (5% return
before expenses)(3)
Investor Class	$1,000.00	$1,011.65	$13.22
Institutional Class	$1,000.00	$1,012.94	$11.93

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 2.65% and  2.39%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $8.83 and $7.57 for the Investor Class and the Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $8.75 and $7.50 for the Investor Class and the Institutional Class, respectively.

5

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares	COMMON STOCKS – 88.2%	Value
	Administrative and Support Services – 2.0%
128,400	West Corp.	$2,994,288
	Beverage and Tobacco
	Product Manufacturing – 5.9%
136,000	Reynolds American, Inc. (c)	8,845,440
	Chemical Manufacturing – 6.6%
19,200	Akorn, Inc. (a)	643,968
125,800	Alere, Inc. (a)(c)	6,313,902
22,800	Monsanto Co.	2,698,608
6,800	Patheon NV (a)(b)	237,184
		9,893,662
	Clothing and Clothing Accessories Stores – 0.6%
52,000	Kate Spade & Co. (a)	961,480
	Computer and Electronic
	Product Manufacturing – 13.0%
49,287	Dell Technologies, Inc. – Class V (a)	3,011,929
146,500	NXP Semiconductors NV (a)(b)	16,034,425
51,700	Syneron Medical Ltd. (a)(b)	566,115
		19,612,469
	Electronics and Appliance Stores – 1.5%
12,500	Straight Path Communications, Inc. – Class B (a)	2,245,625
	Food and Beverage Stores – 1.3%
44,900	Whole Foods Market, Inc.	1,890,739
	Food Services and Drinking Places – 6.2%
29,900	Panera Bread Co. – Class A (a)(c)	9,407,736
	Health and Personal Care Stores – 0.1%
64,400	Rite Aid Corp. (a)	189,980
	Insurance Carriers and Related Activities – 0.6%
48,600	OneBeacon Insurance Group Ltd. – Class A (b)	885,978
	Miscellaneous Manufacturing – 5.5%
26,200	C.R. Bard, Inc.	8,282,082
	Miscellaneous Store Retailers – 1.0%
155,100	Staples, Inc.	1,561,857
	Motion Picture and Sound
	Recording Industries – 7.4%
110,300	Time Warner, Inc. (c)	11,075,223

The accompanying notes are an integral part of these financial statements.

6

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited), Continued

Shares	COMMON STOCKS – 88.2% (Continued)	Value
	Oil and Gas Extraction – 1.2%
7,174	Noble Energy, Inc.	$203,024
60,000	Rice Energy, Inc. (a)	1,597,800
		1,800,824
	Other Information Services – 1.0%
45,900	Neustar, Inc. – Class A (a)	1,530,765
	Petroleum and Coal Products Manufacturing – 0.0%
2,000	Alon USA Energy, Inc.	26,640
	Pipeline Transportation – 12.1%
278,600	ONEOK Partners LP	14,313,799
196,200	VTTI Energy Partners LP (b)	3,855,330
		18,169,129
	Professional, Scientific, and Technical Services – 10.1%
143,600	Mobileye NV (a)(b)	9,018,080
35,500	PAREXEL International Corp. (a)	3,085,305
33,600	VCA, Inc. (a)	3,101,616
		15,205,001
	Publishing Industries (except Internet) – 3.6%
207,400	Brocade Communications Systems, Inc.	2,615,314
67,500	Tribune Media Co. – Class A	2,751,975
		5,367,289
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 1.8%
331,100	Fortress Investment Group LLC – Class A	2,645,489
	Sporting Goods, Hobby, Musical Instrument,
	and Book Stores – 2.9%
74,800	Cabela’s, Inc. (a)(c)	4,444,616
	Telecommunications – 3.8%
96,100	Level 3 Communications, Inc. (a)	5,698,730
	TOTAL COMMON STOCKS (Cost $128,250,759)	132,735,042

	REITS – 4.0%
	Real Estate – 4.0%
5,800	Care Capital Properties, Inc.	154,860
96,700	DuPont Fabros Technology, Inc.	5,914,172
	TOTAL REITS (Cost $6,195,220)	6,069,032

The accompanying notes are an integral part of these financial statements.

7

KELLNER MERGER FUND

SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited), Continued

Contracts	PURCHASED OPTIONS – 0.0%	Value
	Call Options – 0.0%
23	Rite Aid Corp.
	Expiration: June 2017, Exercise Price: $4.50	$23
	Put Options – 0.0%
16	Cabela’s, Inc.
	Expiration: July 2017, Exercise Price: $50.00	320
	TOTAL PURCHASED OPTIONS (Cost $740)	343

Shares	MONEY MARKET FUNDS – 8.3%
12,419,145	Fidelity Investments Money Market
	Government Portfolio – Class I, 0.81% (d)	12,419,145
	TOTAL MONEY MARKET FUNDS
	(Cost $12,419,145)	12,419,145
	Total Investments in Securities
	(Cost $146,865,864) – 100.5%	151,223,562
	Liabilities in Excess of Other Assets – (0.5)%	(739,311)
	NET ASSETS – 100.0%	$150,484,251

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of June 30, 2017.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

KELLNER MERGER FUND

SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2017 (Unaudited)

Shares	COMMON STOCKS – 22.2%	Value
	Beverage and Tobacco Product Manufacturing – 3.3%
71,536	British American Tobacco plc – ADR	$4,903,077
	Broadcasting (except Internet) – 0.3%
15,525	Sinclair Broadcast Group, Inc. – Class A	510,773
	Gasoline Stations – 0.0%
1,008	Delek U.S. Holdings, Inc.	26,652
	Miscellaneous Manufacturing – 1.7%
13,301	Becton, Dickinson and Co.	2,595,158
	Pipeline Transportation – 9.5%
274,425	ONEOK, Inc.	14,314,008
	Professional, Scientific, and Technical Services – 2.2%
36,941	VMware, Inc. – Class A (a)	3,229,752
	Telecommunications – 4.3%
94,232	AT&T, Inc.	3,555,373
122,825	CenturyLink, Inc.	2,933,061
		6,488,434
	Utilities – 0.9%
22,200	EQT Corp.	1,300,698
	TOTAL COMMON STOCKS
	(Proceeds $32,057,623)	33,368,552

	REITS – 4.0%
	Real Estate – 4.0%
52,682	Digital Realty Trust, Inc.	5,950,432
6,513	Sabra Health Care REIT, Inc.	156,963
	TOTAL REITS (Proceeds $6,256,242)	6,107,395
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $38,313,865)	$39,475,947

(a)  Non-income producing security.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

KELLNER MERGER FUND

SCHEDULE OF SWAP CONTRACTS at June 30, 2017 (Unaudited)

Pay/
Receive
Total
Return
	on						Net
Reference	Reference	Financing	Payment	Maturity		Notional	Unrealized	Counter-
Entity	Entity	Rate	Frequency	Date	Shares	Amount	Appreciation*	party
LONG TOTAL RETURN SWAP CONTRACTS
VCA, Inc.	Pay	1.189%	Monthly	2/8/27	80,000	$7,352,000	$32,800	Goldman
Sachs
& Co.

*	Based on the net swap contract value held at the counterparty, net unrealized appreciation is an asset on the Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

10

KELLNER MERGER FUND

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11

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $146,865,864)	$151,223,562
Segregated cash at custodian	1,010,000
Deposit at broker for derivative instruments[1]	39,964,867
Receivables
Unrealized appreciation on open swap contracts	32,800
Securities sold	1,046,882
Dividends and interest	238,431
Dividend tax reclaim	24,509
Fund shares purchased	74,019
Prepaid expenses	35,399
Total assets	193,650,469
LIABILITIES
Securities sold short (proceeds $38,313,865)	39,475,947
Payables
Securities purchased	3,352,663
Fund shares redeemed	53,684
Dividends on short positions	58,278
Due to advisor	154,964
Administration and fund accounting fees	29,148
Transfer agent fees and expenses	12,839
Audit fees	11,305
Chief Compliance Officer fee	1,463
Custody fees	3,469
Legal fees	2,152
12b-1 distribution fees – Investor Class	4,875
Reports to shareholders	5,076
Trustee fees	191
Accrued other expenses	164
Total liabilities	43,166,218
NET ASSETS	$150,484,251

[1]	Deposit at broker serves as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

12

KELLNER MERGER FUND

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class Shares
Net assets applicable to shares outstanding	$4,203,928
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	397,359
Net asset value, offering and redemption price per share	$10.58
Institutional Class Shares
Net assets applicable to shares outstanding	$146,280,323
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	13,575,552
Net asset value, offering and redemption price per share	$10.78
COMPONENTS OF NET ASSETS
Paid-in capital	$148,599,418
Accumulated net investment loss	(1,087,200)
Accumulated net realized loss on investments, foreign currency, options,
securities sold short and swap contracts	(256,111)
Net unrealized appreciation/(depreciation) on:
Investments	4,358,095
Foreign currency	(272)
Purchased options	(397)
Securities sold short	(1,162,082)
Swap contracts	32,800
Net unrealized appreciation on investments, foreign currency,
options, securities sold short and swap contracts	3,228,144
Net assets	$150,484,251

The accompanying notes are an integral part of these financial statements.

13

KELLNER MERGER FUND

STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld and issuance fees of $28,257)	$726,718
Interest	45,753
Total income	772,471
Expenses
Advisory fees (Note 4)	967,719
Administration and fund accounting fees (Note 4)	86,954
Transfer agent fees and expenses (Note 4)	37,469
Registration fees	17,480
Audit fees	11,307
Custody fees (Note 4)	10,472
Printing and mailing expense	7,764
12b-1 distribution fees – Investor Class (Note 5)	7,532
Trustee fees	6,293
Miscellaneous	5,915
Legal fees	5,855
Chief Compliance Officer fee (Note 4)	4,463
Total expenses before dividends on short positions
and interest expense	1,169,223
Dividends expense on short positions	640,205
Interest expense	50,672
Total expenses before expense waiver by Advisor	1,860,100
Less: expenses waived by Advisor (Note 4)	(429)
Net expenses	1,859,671
Net investment loss	(1,087,200)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FOREIGN
CURRENCY, OPTIONS, SECURITIES SOLD SHORT AND SWAP CONTRACTS
Net realized gain/(loss) on transactions from:
Investments	2,230,291
Foreign currency	(13,174)
Purchased options	(89,949)
Securities sold short	(609,879)
Swap contracts	114,331
Net change in unrealized appreciation/(depreciation) on:
Investments	4,091,884
Foreign currency	(273)
Purchased options	31,705
Securities sold short	855,280
Swap contracts	32,800
Net realized and unrealized gain on investments, foreign currency,
options, securities sold short and swap contracts	6,643,016
Net Increase in Net Assets Resulting from Operations	$5,555,816

The accompanying notes are an integral part of these financial statements.

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15

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(1,087,200)	$(2,190,129)
Net realized gain/(loss) on transactions from:
Investments	2,230,291	8,110,841
Foreign currency	(13,174)	1,569,664
Purchased options	(89,949)	(156,797)
Written options	—	462,756
Securities sold short	(609,879)	(9,115,268)
Swap contracts	114,331	1,074,918
Net change in unrealized appreciation/(depreciation) on:
Investments	4,091,884	773,247
Foreign currency	(273)	(22,084)
Purchased options	31,705	(32,102)
Securities sold short	855,280	(1,369,371)
Swap contracts	32,800	(63,355)
Net increase/(decrease) in net assets
resulting from operations	5,555,816	(957,680)
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Investor Class Shares	—	(31,206)
Institutional Class Shares	—	(710,931)
Total distributions to shareholders	—	(742,137)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net
change in outstanding shares (a)	(11,241,095)	28,863,472
Total increase/(decrease) in net assets	(5,685,279)	27,163,655
NET ASSETS
Beginning of period	156,169,530	129,005,875
End of period	$150,484,251	$156,169,530
Includes accumulated net investment loss of	$(1,087,200)	$—

The accompanying notes are an integral part of these financial statements.

16

KELLNER MERGER FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Investor Class Shares
Shares sold	117,344	$1,215,184	511,951	$5,276,717
Shares issued on reinvestments
of distributions	—	—	2,990	30,493
Shares redeemed	(342,984)	(3,588,995)	(948,433)	(9,647,726)
Net decrease	(225,640)	$(2,373,811)	(433,492)	$(4,340,516)

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Institutional Class Shares
Shares sold	1,156,672	$12,098,896	9,751,123	$101,964,743
Shares issued on reinvestments
of distributions	—	—	67,782	702,895
Shares redeemed	(1,989,154)	(20,966,180)	(6,716,439)	(69,463,650)
Net increase/(decrease)	(832,482)	$(8,867,284)	3,102,466	$33,203,988

The accompanying notes are an integral part of these financial statements.

17

KELLNER MERGER FUND

STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2017 (Unaudited)

Increase/(decrease) in cash —
Cash flows from operating activities:
Net increase in net assets from operations	$5,555,816
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(169,088,577)
Proceeds from sale of investment securities	153,518,085
Proceeds from short sales	47,597,791
Closed short sale transactions	(46,325,551)
Proceeds from written options	31,274
Closed written options	(31,274)
Sale of short-term investments, net	10,894,292
Decrease in deposits at broker	418,216
Increase in dividends and interest receivable	(200,084)
Decrease in receivable for securities sold	5,204
Increase in prepaid expenses and other assets	(19,552)
Decrease in due to Advisor	(10,593)
Increase in payable for securities purchased	2,847,111
Increase in payable for dividends on short positions	58,278
Decrease in accrued administration fees	(1,996)
Increase in 12b-1 distribution and service fees	162
Decrease in custody fees	(239)
Decrease in transfer agent fees and expenses	(1,210)
Decrease in other accrued expenses	(20,578)
Net realized gain on investments, purchased options
and securities sold short	(1,530,463)
Unrealized appreciation on securities, purchased options,
securities sold short and swap contracts	(5,011,669)
Return of capital dividend	291,639
Proceeds received through mergers	12,031,274
Litigation proceeds	62
Net cash provided by operating activities	11,007,418

Cash flows from financing activities:
Proceeds from shares sold	13,593,722
Payment on shares redeemed	(24,601,140)
Net cash used in financing activities	(11,007,418)
Net increase in cash	—
Cash:
Beginning balance	1,010,000
Ending balance	$1,010,000

Supplemental information:
Cash paid for interest	$50,672

The accompanying notes are an integral part of these financial statements.

18

KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Investor Class Shares
	Six Months					May 1,		June 29,
	Ended					2013		2012**
	June 30,		Year Ended			through		through
	2017		December 31,			December 31,		April 30,
	(Unaudited)		2016	2015	2014	2013*		2013
Net asset value,
beginning of period	$10.22		$10.30	$10.43	$10.21	$10.29		$10.00
Income from
investment operations:
Net investment loss^	(0.09)		(0.16)	(0.15)	(0.13)	(0.04)		(0.12)
Net realized and
unrealized gain
on investments	0.45		0.13	0.38	0.47	0.40		0.41
Total from investment
operations	0.36		(0.03)	0.23	0.34	0.36		0.29
Less distributions:
From net investment
income	—		—	(0.02)	—	—		—
From net realized
gain on investments	—		(0.05)	(0.34)	(0.12)	(0.44)		—
Total distributions	—		(0.05)	(0.36)	(0.12)	(0.44)		—
Net asset value,
end of period	$10.58		$10.22	$10.30	$10.43	$10.21		$10.29

Total return	3.52	%+	-0.30%	2.22%	3.31%	3.54	%+	2.90	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$4,204		$6,370	$10,882	$1,312	$3,343		$3,197
Ratio of expenses
to average net assets:
Before fee waiver and
expense reimbursement	2.65	%++	2.26%	2.51%	4.75%	8.29	%++	9.23	%++
After fee waiver and
expense reimbursement#	2.65	%++	2.26%	2.44%	2.87%	3.00	%++	2.50	%++
Ratio of net investment loss
to average net assets:
Before fee waiver and
expense reimbursement	(1.68	%)++	(1.55%)	(1.44%)	(3.15%)	(5.81	%)++	(8.20	%)++
After fee waiver and
expense reimbursement	(1.68	%)++	(1.55%)	(1.37%)	(1.27%)	(0.52	%)++	(1.47	%)++
Portfolio turnover rate	110.46	%+	223.84%	228.64%	214.06%	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.75% for all periods shown in the table.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

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KELLNER MERGER FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares
	Six Months					May 1,		June 29,
	Ended					2013		2012**
	June 30,		Year Ended			through		through
	2017		December 31,			December 31,		April 30,
	(Unaudited)		2016	2015	2014	2013*		2013
Net asset value,
beginning of period	$10.40		$10.45	$10.55	$10.25	$10.31		$10.00
Income from
investment operations:
Net investment loss^	(0.07)		(0.13)	(0.14)	(0.14)	(0.02)		(0.06)
Net realized and
unrealized gain
on investments	0.45		0.13	0.40	0.56	0.40		0.37
Total from investment
operations	0.38		—	0.26	0.42	0.38		0.31
Less distributions:
From net investment
income	—		—	(0.02)	—	—		—
From net realized
gain on investments	—		(0.05)	(0.34)	(0.12)	(0.44)		—
Total distributions	—		(0.05)	(0.36)	(0.12)	(0.44)		—
Net asset value,
end of period	$10.78		$10.40	$10.45	$10.55	$10.25		$10.31

Total return	3.65	%+	-0.01%	2.48%	4.08%	3.73	%+	3.20	%+

Ratios/supplemental data:
Net assets, end of
period (thousands)	$146,280		$149,800	$118,124	$53,263	$1,027		$1,100
Ratio of expenses
to average net assets:
Before fee waiver and
expense reimbursement	2.39	%++	2.01%	2.38%	3.00%	8.03	%++	7.50	%++
After fee waiver and
expense reimbursement#	2.39	%++	2.01%	2.28%	2.59%	2.76	%++	2.04	%++
Ratio of net investment loss
to average net assets:
Before fee waiver and
expense reimbursement	(1.40	%)++	(1.30%)	(1.42%)	(1.74%)	(5.53	%)++	(6.18	%)++
After fee waiver and
expense reimbursement	(1.40	%)++	(1.30%)	(1.32%)	(1.33%)	(0.26	%)++	(0.72	%)++
Portfolio turnover rate	110.46	%+	223.84%	228.64%	214.06%	143.51	%+	37.59	%+

*	Effective September 19, 2013, the Fund changed its fiscal year end from April 30 to December 31.
**	Commencement of operations.
^	Based on average shares outstanding.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.50% for all periods shown in the table.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

20

KELLNER MERGER FUND

NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Merger Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.  The Fund commenced operations on June 29, 2012.  The Fund currently offers Investor Class shares and Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

21

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund and the Kellner Event Fund are each charged for those expenses that are directly attributable to a Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

22

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

G.
Foreign Securities: The Fund may invest without limitation in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Leverage and Short Sales: The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions.

With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of

23

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

I.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge investments against price fluctuations.  Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Fund’s advisor, Kellner Management, L.P. (the “Advisor”), and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent the Fund does not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities

24

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

in a segregated account, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

25

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

As of June 30, 2017, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Equity Contracts –
Purchased Options	Investments in securities, at value	$343
Equity Contracts	Unrealized depreciation
	on purchased options	(397)
Equity Contracts	Unrealized appreciation
	on swap contracts	32,800

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2017 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(89,949)
Equity Contracts	Realized gain on swap contracts	114,331
Equity Contracts	Change in unrealized depreciation
	on purchased options	31,705
Equity Contracts	Change in unrealized appreciation
	on swap contracts	32,800

The average monthly market values of purchased and written options during the six months ended June 30, 2017 for the Fund were $4,899 and $13,130, respectively. The average monthly notional values of long and short total return swaps held by the Fund during the six months ended June 30, 2017 were $7,114,877 and $0, respectively.

Transactions in written options contracts for the six months ended June 30, 2017, are as follows:

	Contracts	Premiums Received
Beginning balance	—	$—
Options written	26	31,274
Options exercised	(26)	(31,274)
Outstanding at June 30, 2017	—	$—

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The guidance requires retrospective application for all comparative periods presented.

The Fund may mitigate credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with

26

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties.  These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian.  The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s statement of assets and liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the statement of assets and liabilities to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the statement of assets and liabilities and net amounts are presented below:

Gross Amounts not
	Gross	Offset in the Statement
	Amounts	of Assets & Liabilities
of
	Recognized		Collateral
	Assets or	Financial	Pledged	Net
	Liabilities	Instruments*	(Received)**	Amount
Assets:
Description
Unrealized appreciation
on swap contracts	$32,800	$—	$—	$32,800
	$32,800	$—	$—	$32,800
Liabilities:
Description
None	$—	$—	$—	$—
	$—	$—	$—	$—

*
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default and where  certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

27

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

J.
New Accounting Pronouncement:  In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

K.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of June 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

28

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy. Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Total Return Swaps: Prices of swap contracts are provided by a pricing service approved by the Board of Trustees (“Board”) and are generally classified in level 2.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

29

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accommodation and
Food Services	$9,407,736	$—	$—	$9,407,736
Administrative Support	2,994,288	—	—	2,994,288
Finance and Insurance	3,531,467	—	—	3,531,467
Information	23,672,007	—	—	23,672,007
Manufacturing	46,660,293	—	—	46,660,293
Mining, Quarrying, and
Oil and Gas Extraction	1,800,824	—	—	1,800,824
Professional, Scientific and
Technical Services	15,205,001	—	—	15,205,001
Retail Trade	11,294,297	—	—	11,294,297
Transportation and
Warehousing	18,169,129	—	—	18,169,129
Total Common Stocks	132,735,042	—	—	132,735,042
REITS	6,069,032	—	—	6,069,032
Purchased Options
Call Options	—	23	—	23
Put Options	—	320	—	320
Total Purchased Options	—	343	—	343
Money Market Funds	12,419,145	—	—	12,419,145
Total Investments
in Securities	$151,223,219	$343	$—	$151,223,562
Liabilities:
Securities Sold Short	$25,161,939	$14,314,008	$—	$39,475,947

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2017, the end of the reporting period.  There were no level 3 securities held in the Fund during the six months ended June 30, 2017.

30

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

The Fund had the following transfers during the six months ended June 30, 2017.

Transfers into Level 2	$14,314,008
Transfers out of Level 2	—
Net transfers into/or out of Level 2	$14,314,008

At June 30, 2017, the valuation of ONEOK, Inc. provided by the Fund’s primary pricing service was adjusted to reflect the final fixed exchange rate of the ONEOK merger transaction.  As a result, a transfer was made from Level 1 to Level 2.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2017, the Advisor provided the Fund with investment management services under an investment advisory agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 1.25% based upon the average daily net assets of the Fund. For the six months ended June 30, 2017, the Fund incurred $967,719 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2017, the Advisor reduced its fees in the amount of $429; no amounts were reimbursed to the advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

31

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

Date	Amount
12/31/17	$169,027
12/31/18	83,673
12/31/19	1,433
12/31/20	429
$254,562

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended June 30, 2017, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$86,954
Transfer agency (a)	29,239
Custody	10,472
Chief Compliance Officer	4,463

(a) Does not include out-of-pocket expenses.

At June 30, 2017, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$29,148
Transfer agency (a)	11,161
Custody	3,469
Chief Compliance Officer	1,463

(a) Does not include out-of-pocket expenses.

32

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2017, the Fund incurred distribution expenses of $7,532 for the Investor Class shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $169,016,450 and $153,495,084, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has an unsecured credit line in the amount of $6,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A.  During the six months ended June 30, 2017, the Fund did not draw upon the line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2017 and the year ended December 31, 2016 was as follows:

	June 30, 2017	December 31, 2016
Ordinary Income	$—	$609,622
Long-Term Capital Gains	—	132,460
Distribution in Excess	—	55

As of December 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

33

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

Cost of investments (a)	$152,646,652
Gross unrealized appreciation	5,728,576
Gross unrealized depreciation	(5,603,541)
Net unrealized appreciation (a)	125,035
Net unrealized depreciation on short sales
and foreign currency	(2,017,361)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(1,778,657)
Total accumulated earnings/(losses)	$(3,670,983)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At December 31, 2016, the Fund had short-term capital loss carryforwards of $532,544 and long-term capital loss carryforwards of $1,246,113, all of which may be carried forward indefinitely to offset future gains.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

•	Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.
•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may

34

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Derivatives Risk.  The Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility.  A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Swap Agreement Risks.  A swap agreement is a form of derivative that provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks and is speculative.  If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

35

KELLNER MERGER FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

•
Short Sales Risk.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

NOTE 10 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.     Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.     Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree,	Joe D. Redwine,
Independent Trustee	Interested Trustee
David G. Mertens,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,	Raymond B. Woolson,
Independent Trustee	Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree,	Joe D. Redwine,
Independent Trustee	Interested Trustee
David G. Mertens,	Raymond B. Woolson,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

36

KELLNER MERGER FUND

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

37

KELLNER MERGER FUND

NOTICE TO SHAREHOLDERS at June 30, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

38

KELLNER MERGER FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

39

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 855-535-5637.

KL-SEMI

Kellner Event Fund

Semi-Annual Report
June 30, 2017

Table of Contents

Sector Allocation of Portfolio Assets	3
Expense Example	4
Schedule of Investments	6
Schedule of Securities Sold Short	11
Schedule of Options Written	11
Schedule of Forward Currency Contracts	12
Statement of Assets and Liabilities	14
Statement of Operations	16
Statements of Changes in Net Assets	18
Statement of Cash Flows	20
Financial Highlights	21
Notes to Financial Statements	23
Householding	42
Notice to Shareholders	43
Privacy Notice	44

KELLNER EVENT FUND
SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2017 (Unaudited)

Percentages represent market value as a percentage of total long investments, including long options.

KELLNER EVENT FUND
EXPENSE EXAMPLE at June 30, 2017 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/17 – 6/30/17).

Actual Expenses

The first set of lines of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.99% and 1.74% per the operating expenses limitation agreement for the Investor Class shares and the Institutional Class shares, respectively.  Although the Fund charges no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of lines of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

KELLNER EVENT FUND
EXPENSE EXAMPLE at June 30, 2017 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	1/1/17	6/30/17	1/1/17 – 6/30/17
Actual(2)
Investor Class	$1,000.00	$1,005.20	$16.01
Institutional Class	$1,000.00	$1,005.20	$14.77

Hypothetical (5% return
before expenses)(3)
Investor Class	$1,000.00	$1,008.83	$16.04
Institutional Class	$1,000.00	$1,010.07	$14.80

(1)
Expenses are equal to the Investor Class and Institutional Class annualized expense ratios of 3.22% and 2.97%, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

(2)	Excluding interest expense and dividends on short positions, your actual expenses would be $9.89 and $8.65 for the Investor Class and the Institutional Class, respectively.
(3)	Excluding interest expense and dividends on short positions, your hypothetical expenses would be $9.94 and $8.70 for the Investor Class and the Institutional Class, respectively.

KELLNER EVENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited)

Shares	COMMON STOCKS – 74.6%	Value
	Administrative and Support Services – 1.4%
2,775	Recruit Holdings Co. Ltd. (b)	$47,642
4,100	West Corp.	95,612
		143,254
	Beverage and Tobacco
	Product Manufacturing – 2.7%
4,200	Reynolds American, Inc. (c)	273,168
	Chemical Manufacturing – 10.1%
600	Akorn, Inc. (a)	20,124
8,800	Alere, Inc. (a)	441,672
4,150	Monsanto Co. (c)	491,194
451	Unilever plc (b)	24,407
1,083	Yara International ASA (b)	40,680
		1,018,077
	Clothing and Clothing Accessories Stores – 0.3%
1,600	Kate Spade & Co. (a)	29,584
	Computer and Electronic
	Product Manufacturing – 12.1%
1,437	Dell Technologies, Inc. – Class V (a)	87,815
147	NVIDIA Corp.	21,250
9,500	NXP Semiconductors NV (a)(b)(c)	1,039,775
1,325	Sony Corp. (b)	50,491
1,500	Syneron Medical Ltd. (a)(b)	16,425
		1,215,756
	Credit Intermediation and Related Activities – 0.2%
0	Canadian Imperial Bank of Commerce (b)	16
560	Regions Financial Corp.	8,198
142	SunTrust Banks, Inc.	8,054
189	Zions Bancorporation	8,300
		24,568
	Electronics and Appliance Stores – 0.9%
500	Straight Path Communications, Inc. – Class B (a)	89,825
	Food and Beverage Stores – 0.9%
6,781	Ocado Group plc (a)(b)	25,560
1,500	Whole Foods Market, Inc.	63,165
		88,725

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited), Continued

Shares	COMMON STOCKS – 74.6% (Continued)	Value
	Food Manufacturing – 0.6%
525	Danone SA (b)	$39,462
240	Nestle SA (b)	20,886
		60,348
	Food Services and Drinking Places – 3.2%
16,934	Bagger Dave’s Burger Tavern, Inc. (a)	4,064
1,000	Panera Bread Co. – Class A (a)	314,640
		318,704
	Health and Personal Care Stores – 0.1%
2,000	Rite Aid Corp. (a)	5,900
	Insurance Carriers and Related Activities – 0.3%
1,500	OneBeacon Insurance Group Ltd. (b)	27,345
	Machinery Manufacturing – 0.4%
375	Nidec Corp. (b)	38,375
	Mining (except Oil and Gas) – 1.1%
11,307	Centamin plc (b)	22,797
468	HeidelbergCement AG (b)	45,248
693	LafargeHolcim Ltd. (b)	39,676
		107,721
	Miscellaneous Manufacturing – 3.2%
1,000	C.R. Bard, Inc.	316,110
	Miscellaneous Store Retailers – 0.5%
5,100	Staples, Inc.	51,357
	Motion Picture and Sound
	Recording Industries – 3.6%
3,600	Time Warner, Inc. (c)	361,476
	Nonstore Retailers – 0.2%
24	Amazon.com, Inc. (a)	23,232
	Oil and Gas Extraction – 0.6%
236	Noble Energy, Inc.	6,679
2,000	Rice Energy, Inc. (a)	53,260
		59,939
	Other Information Services – 0.7%
24	Alphabet, Inc. – Class A (a)	22,312
1,400	NeuStar, Inc. – Class A (a)	46,690
		69,002

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited), Continued

Shares	COMMON STOCKS – 74.6% (Continued)	Value
	Pipeline Transportation – 5.4%
8,000	ONEOK Partners LP	$411,021
6,800	VTTI Energy Partners LP (b)	133,620
		544,641
	Professional, Scientific, and
	Technical Services – 13.5%
9,600	Mobileye NV (a)(b)	602,880
1,100	PAREXEL International Corp. (a)	95,601
7,100	VCA, Inc. (a)	655,401
		1,353,882
	Publishing Industries (except Internet) – 3.5%
21,400	Brocade Communications Systems, Inc.	269,854
2,100	Tribune Media Co. – Class A	85,617
		355,471
	Securities, Commodity Contracts, and Other
	Financial Investments and Related Activities – 2.4%
30,400	Fortress Investment Group LLC – Class A	242,896
	Sporting Goods, Hobby, Musical
	Instrument, and Book Stores – 4.0%
6,700	Cabela’s, Inc. (a)	398,114
	Telecommunications – 2.1%
3,100	Level 3 Communications, Inc. (a)	183,830
8,792	Vodafone Group plc (b)	24,935
		208,765
	Transportation Equipment Manufacturing – 0.6%
476	Airbus SE (b)	39,144
5,500	NTN Corp. (b)	25,330
		64,474
	TOTAL COMMON STOCKS (Cost $7,288,951)	7,490,709

	REITS – 1.9%
	Real Estate – 1.9%
3,100	DuPont Fabros Technology, Inc.	189,596
	TOTAL REITS (Cost $193,784)	189,596

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited), Continued

Principal
Amount	CONVERTIBLE BONDS – 0.0%	Value
	Goodrich Petroleum Corp.
$41,500	5.00%, 10/1/2032 (d)(e)	$112
	GT Advanced Technologies, Inc.
1,169,000	3.00%, 12/15/2020 (d)(e)	0
	TOTAL CONVERTIBLE BONDS (Cost $20,378)	112

	MUNICIPAL BONDS – 0.8%
	Puerto Rico Sales Tax Financing Corp., Sales Tax
	Revenue Bonds, First Subordinate Series 2009A
150,000	5.50%, 8/1/2021 (Callable 8/1/2019)	39,000
150,000	5.50%, 8/1/2022 (Callable 8/1/2019)	39,000
	TOTAL MUNICIPAL BONDS (Cost $221,119)	78,000

	U.S. TREASURY BONDS – 3.9%
	U.S. Treasury Bond
375,000	3.00%, 5/15/2047	387,078
	TOTAL U.S. TREASURY BONDS
	(Cost $387,981)	387,078

Contracts	PURCHASED OPTIONS – 2.0%
	Put Options - 0.0%
1	Cabela’s, Inc.
	Expiration: July 2017, Exercise Price: $50.00	20

Notional
Value
	OTC Call Options – 1.1%
$104,750	Brazilian Real
	Expiration: June 2019, Exercise Price: $3.77	98,137
14,406	CBOE S&P 500 Index
	Expiration: June 2022, Exercise Price: $2,437.50	13,595
	OTC Put Options – 0.7%
10,100	Chinese Yuan
	Expiration: June 2018, Exercise Price: $6.95	9,951
9,500	Chinese Yuan
	Expiration: June 2018, Exercise Price: $6.95	9,951
9,250	Chinese Yuan
	Expiration: June 2018, Exercise Price: $6.95	9,951
11,250	Mexican Peso
	Expiration: June 2018, Exercise Price: $17.00	10,645

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2017 (Unaudited), Continued

Notional
Value	PURCHASED OPTIONS – 2.0% (Continued)	Value
	OTC Put Options – 0.7% (Continued)
$11,875	Mexican Peso
	Expiration: June 2018, Exercise Price: $17.00	$10,645
11,400	Turkish Lira
	Expiration: June 2018, Exercise Price: $3.25	8,753
11,550	Turkish Lira
	Expiration: June 2018, Exercise Price: $3.25	8,753
	Payer Swaptions – 0.2%
11,000	South Korean Won
	Expiration: June 2018, Exercise Price: $2.06	10,613
11,000	South Korean Won
	Expiration: June 2018, Exercise Price: $2.02	13,490
	TOTAL PURCHASED OPTIONS (Cost $216,117)	204,504

Contracts	WARRANTS – 0.0%
	Computer and Electronic
	Product Manufacturing – 0.0%
193	GT Advanced Technologies, Inc. (a)	0
131	GT Advanced Technologies, Inc. (a)	0
	TOTAL WARRANTS (Cost $52)	0

Shares	MONEY MARKET FUNDS – 21.1%
2,115,938	Fidelity Investments Money Market
	Government Portfolio – Class I, 0.81% (f)	2,115,938
	TOTAL MONEY MARKET FUNDS
	(Cost $2,115,938)	2,115,938
	Total Investments in Securities
	(Cost $10,444,320) – 104.3%	10,465,937
	Liabilities in Excess of Other Assets – (4.3)%	(429,703)
	NET ASSETS – 100.0%	$10,036,234

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Security in default and the security is not presently accruing income.
(e)	Security is considered illiquid. As of June 30, 2017, the value of these investments was $112 or 0.0% of net assets.
(f)	Rate shown is the 7-day annualized yield as of June 30, 2017.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
SCHEDULE OF SECURITIES SOLD SHORT at June 30, 2017 (Unaudited)

Shares	COMMON STOCKS – 10.1%	Value
	Beverage and Tobacco Product Manufacturing – 1.5%
2,210	British American Tobacco plc – ADR	$151,473
	Broadcasting (except Internet) – 0.2%
483	Sinclair Broadcast Group, Inc. – Class A	15,891
	Credit Intermediation and Related Activities – 0.0%
1	Canadian Imperial Bank of Commerce (b)	81
	Miscellaneous Manufacturing – 1.0%
510	Becton, Dickinson and Co.	99,506
	Pipeline Transportation – 4.1%
7,880	ONEOK, Inc.	411,021
	Professional, Scientific, and Technical Services – 0.8%
942	VMware, Inc. – Class A (a)	82,359
	Telecommunications – 2.1%
3,124	AT&T, Inc.	117,868
3,962	CenturyLink, Inc.	94,613
		212,481
	Utilities – 0.4%
740	EQT Corp.	43,357
	TOTAL COMMON STOCKS (Proceeds $984,408)	1,016,169

	REITS – 1.9%
	Real Estate – 1.9%
1,690	Digital Realty Trust, Inc.	190,885
	TOTAL REITS (Proceeds $195,769)	190,885
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $1,180,177)	$1,207,054

(a)	Non-income producing security.
(b)	Foreign issued security.
ADR – American Depository Receipt
REIT – Real Estate Investment Trust

SCHEDULE OF OPTIONS WRITTEN at June 30, 2017 (Unaudited)

Notional
Value	OTC CALL OPTIONS – 0.9%	Value
$89,125	Mexican Peso
	Expiration: June 2019, Exercise Price: $19.97	$93,619
	TOTAL OPTIONS WRITTEN
	(Premiums received $89,125)	$93,619

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS* at June 30, 2017 (Unaudited)

							Net
							Unrealized
Settlement	Currency		USD Value at	Currency		USD Value at	Appreciation/
Date	to be Delivered		June 30, 2017	to be Received		June 30, 2017	(Depreciation)**
7/12/17	58,550	CHF	$61,108	60,415	USD	$60,415	$(693)
7/12/17	109,589	EUR	125,248	122,709	USD	122,709	(2,539)
7/12/17	77,280	GBP	100,694	99,187	USD	99,187	(1,507)
7/12/17	169,686	NOK	20,330	20,000	USD	20,000	(330)
7/27/17	9,977,000	MXN	547,157	550,000	USD	550,000	2,843
7/27/17	920,700	BRL	276,192	276,869	USD	276,869	677
7/27/17	550,000	USD	550,000	1,841,400	BRL	552,384	2,384
7/27/17	274,945	USD	274,945	4,988,500	MXN	273,578	(1,367)
			$1,955,674			$1,955,142	$(532)

CHF – Swiss Franc
EUR – Euro
GBP – British Pound
NOK – Norwegian Krone
MXN – Mexican Peso
BRL – Brazilian Real
USD – U.S. Dollar
*	Goldman Sachs & Co. is the counterparty for all open forward currency exchange contracts held by the Fund as of June 30, 2017.
**	Gross unrealized appreciation is an asset and gross unrealized depreciation is a liability on the statement of assets and liabilities.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

(This Page Intentionally Left Blank.)

KELLNER EVENT FUND
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $10,444,320)	$10,465,937
Cash	51
Deposit at broker for derivative instruments[1]	956,268
Receivables
Unrealized appreciation on forward currency contracts	5,904
Securities sold	34,821
Dividends and interest	18,065
Dividend tax reclaim	934
Due from advisor (Note 4)	4,552
Prepaid expenses	8,758
Total assets	11,495,290
LIABILITIES
Options written, at value (proceeds $89,125)	93,619
Securities sold short (proceeds $1,180,177)	1,207,054
Payables
Unrealized depreciation on forward currency contracts	6,436
Securities purchased	108,152
Dividends on short positions	1,842
Administration and fund accounting fees	18,438
Transfer agent fees and expenses	6,016
Audit fees	11,305
Chief Compliance Officer fee	1,464
Custody fees	1,203
Legal fees	1,536
12b-1 distribution fees	9
Reports to shareholders	1,891
Accrued other expenses	91
Total liabilities	1,459,056
NET ASSETS	$10,036,234

[1]	Deposit at broker serves as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2017 (Unaudited), Continued

CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class Shares
Net assets applicable to shares outstanding	$2,009
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	209
Net asset value, offering and redemption price per share	$9.60
Institutional Class Shares
Net assets applicable to shares outstanding	$10,034,225
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	1,047,476
Net asset value, offering and redemption price per share	$9.58
COMPONENTS OF NET ASSETS
Paid-in capital	$10,444,329
Accumulated net investment loss	(19,973)
Accumulated net realized loss on investments, foreign currency,
options, securities sold short and swap contracts	(376,583)
Net unrealized appreciation/(depreciation) on:
Investments	33,230
Foreign currency	(1,253)
Forward currency contracts	(532)
Purchased options	(11,613)
Written options	(4,494)
Securities sold short	(26,877)
Net unrealized depreciation on investments, foreign currency,
forward currency contracts, options and securities sold short	(11,539)
Net assets	$10,036,234

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
STATEMENT OF OPERATIONS For the Six Months Ended June 30, 2017 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign taxes withheld of $866)	$82,263
Interest	45,061
Total income	127,324
Expenses
Advisory fees (Note 4)	74,597
Administration and fund accounting fees (Note 4)	52,034
Transfer agent fees and expenses (Note 4)	18,575
Audit fees	11,307
Trustee fees	5,557
Custody fees (Note 4)	4,755
Chief Compliance Officer fee (Note 4)	4,463
Registration fees	4,422
Legal fees	4,255
Printing and mailing expense	3,718
Miscellaneous	2,761
12b-1 distribution fees – Investor Class (Note 5)	2
Total expenses before dividends on short positions
and interest expense	186,446
Dividends expense on short positions	34,825
Interest expense	25,938
Total expenses before reimbursement from Advisor	247,209
Less: advisory fees waived and expenses
reimbursed by Advisor (Note 4)	(99,912)
Net expenses	147,297
Net investment loss	(19,973)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS,
FOREIGN CURRENCY, FORWARD CURRENCY CONTRACTS,
OPTIONS AND SECURITIES SOLD SHORT
Net realized loss on transactions from:
Investments	(196,725)
Foreign currency	(10,144)
Purchased options	(16,826)
Securities sold short	(110,218)
Net change in unrealized appreciation/(depreciation) on:
Investments	258,506
Foreign currency	8,639
Forward currency contracts	(532)
Purchased options	(745)
Written options	(4,494)
Securities sold short	136,948
Net realized and unrealized gain on investments,
foreign currency, forward currency contracts, options
and securities sold short	64,409
Net Increase in Net Assets Resulting from Operations	$44,436

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND

(This Page Intentionally Left Blank.)

KELLNER EVENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2017	Year Ended
	(Unaudited)	December 31, 2016
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(19,973)	$(121,427)
Net realized gain/(loss) on transactions from:
Investments	(196,725)	522,139
Foreign currency	(10,144)	47,775
Purchased options	(16,826)	(9,820)
Written options	—	16,378
Securities sold short	(110,218)	(60,488)
Swap contracts	—	3,030
Net change in unrealized appreciation/(depreciation) on:
Investments	258,506	40,761
Foreign currency	8,639	(7,572)
Forward currency contracts	(532)	—
Purchased options	(745)	(7,070)
Written options	(4,494)	—
Securities sold short	136,948	(228,260)
Swap contracts	—	1,374
Net increase in net assets
resulting from operations	44,436	196,820
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments
Investor Class Shares	—	(53)
Institutional Class Shares	—	(264,294)
Total distributions to shareholders	—	(264,347)
CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	(47,219)	263,066
Total increase/(decrease) in net assets	(2,783)	195,539
NET ASSETS
Beginning of period	10,039,017	9,843,478
End of period	$10,036,234	$10,039,017
Includes accumulated net investment loss of	$(19,973)	$—

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a) A summary of share transactions is as follows:

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Investor Class Shares
Shares issued on reinvestments
of distributions	—	$—	5	$53
Net increase	—	$—	5	$53

	Six Months Ended
	June 30, 2017		Year Ended
	(Unaudited)		December 31, 2016
	Shares	Paid-in Capital	Shares	Paid-in Capital
Institutional Class Shares
Shares issued on reinvestments
of distributions	—	$—	27,703	$264,294
Shares redeemed	(4,965)	(47,219)	(134)	(1,281)
Net increase/(decrease)	(4,965)	$(47,219)	27,569	$263,013

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
STATEMENT OF CASH FLOWS For the Six Months Ended June 30, 2017 (Unaudited)

Increase/(decrease) in cash—
Cash flows from operating activities:
Net increase in net assets from operations	$44,436
Adjustments to reconcile net increase/(decrease) in
net assets from operations to net cash used in operating activities:
Purchases of investment securities	(9,886,456)
Proceeds from sale of investment securities	7,694,064
Proceeds from short sales	1,725,402
Closed short sale transactions	(3,486,523)
Proceeds from written options	90,328
Closed written options	(1,203)
Sale of short-term investments, net	1,052,312
Decrease in deposits at broker	2,483,586
Decrease in dividends and interest receivable	12,157
Increase in receivable for securities sold	(11,204)
Increase in due from Advisor	(448)
Increase in prepaid expenses and other assets	(4,378)
Decrease in due to broker/custodian	(6,469)
Increase in payable for securities purchased	72,626
Increase in payable for dividends on short positions	769
Increase in accrued administration fees	814
Increase in distribution and service fees	1
Decrease in custody fees	(222)
Decrease in transfer agent fees and expenses	(263)
Decrease in other accrued expenses	(15,866)
Amortization	(14,329)
Net realized loss on investments, purchased options
and securities sold short	323,769
Unrealized appreciation on securities, forward currency contracts,
purchased options, written options and securities sold short	(389,683)
Return of capital dividend	10,682
Proceeds received through mergers	352,950
Net cash provided by operating activities	46,852

Cash flows from financing activities:
Payment on shares redeemed	(47,219)
Net cash used in financing activities	(47,219)

Net decrease in cash	(367)

Cash:
Beginning balance	418
Ending balance	$51

Supplemental information:
Cash paid for interest	$25,938

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Investor Class Shares
	Six Months				November 28,
	Ended		Year	Year	2014*
	June 30,		Ended	Ended	through
	2017		December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014
Net asset value,
beginning of period	$9.56		$9.62	$10.03	$10.00
Income from investment operations:
Net investment loss^	(0.01)		(0.12)	(0.05)	(0.01)
Net realized and unrealized
gain/(loss) on investments	0.05		0.32	(0.18)	0.04
Total from investment operations	0.04		0.20	(0.23)	0.03

Less distributions:
From net realized
gain on investments	—		(0.26)	(0.18)	—
Total distributions	—		(0.26)	(0.18)	—
Net asset value, end of period	$9.60		$9.56	$9.62	$10.03

Total return	0.52	%+	2.06%	-2.30%	0.30	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$2		$2	$2	$2
Ratio of expenses
to average net assets:
Before expense reimbursement	5.23	%++	4.98%	4.18%	6.20	%++
After expense reimbursement#	3.22	%++	3.00%	2.27%	1.99	%++
Ratio of net investment loss
to average net assets:
Before expense reimbursement	(2.30	%)++	(3.14%)	(2.38%)	(5.51	%)++
After expense reimbursement	(0.29	%)++	(1.16%)	(0.47%)	(1.30	%)++
Portfolio turnover rate	105.63	%+	173.25%	142.01%	0.00	%+

*	Commencement of operations.
^	Based on average shares outstanding.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.99% for all periods shown in the table.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
FINANCIAL HIGHLIGHTS For a share outstanding throughout the period

Institutional Class Shares
	Six Months				November 28,
	Ended		Year	Year	2014*
	June 30,		Ended	Ended	through
	2017		December 31,	December 31,	December 31,
	(Unaudited)		2016	2015	2014
Net asset value,
beginning of period	$9.54		$9.60	$10.03	$10.00
Income from investment operations:
Net investment loss^	(0.02)		(0.12)	(0.06)	(0.01)
Net realized and unrealized
gain/(loss) on investments	0.06		0.32	(0.19)	0.04
Total from investment operations	0.04		0.20	(0.25)	0.03

Less distributions:
From net realized
gain on investments	—		(0.26)	(0.18)	—
Total distributions	—		(0.26)	(0.18)	—
Net asset value, end of period	$9.58		$9.54	$9.60	$10.03

Total return	0.52	%+	2.06%	-2.50%	0.30	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,034		$10,037	$9,841	$10,042
Ratio of expenses
to average net assets:
Before expense reimbursement	4.98	%++	5.06%	4.28%	5.95	%++
After expense reimbursement#	2.97	%++	3.08%	2.36%	1.74	%++
Ratio of net investment loss
to average net assets:
Before expense reimbursement	(2.41	%)++	(3.20%)	(2.48%)	(5.26	%)++
After expense reimbursement	(0.40	%)++	(1.22%)	(0.56%)	(1.05	%)++
Portfolio turnover rate	105.63	%+	173.25%	142.01%	0.00	%+

*	Commencement of operations.
^	Based on average shares outstanding.
#	Excluding interest expense and dividends on securities sold short, the ratio of expenses to average net assets would have been 1.74% for all periods shown in the table.
+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Kellner Event Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.  The investment objective of the Fund is to seek to achieve positive risk-adjusted returns independent of the returns generated by the overall equity markets.  The Fund commenced operations on November 28, 2014.  The Fund currently offers Investor Class shares and Institutional Class shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.
B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on the Fund’s return filed for open tax years 2014-2016, or expected to be taken in the Fund’s 2017 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund and the Kellner Merger Fund are each charged for those expenses that are directly attributable to a Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs:  The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to its shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

G.
Foreign Securities:  The Fund may invest without limitation in securities of foreign companies. Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic Issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

H.
Illiquid Securities:  A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.  At June 30, 2017, the Fund had investments in illiquid securities with a total value of $112 or 0.0% of total net assets.

Information concerning these illiquid securities in the Fund is as follows:

		Dates	Cost
	PAR	Acquired	Basis
Goodrich Petroleum Corp.,
due 10/1/2032	$41,500	2/15	$19,107

I.
Leverage and Short Sales:  The Fund may use leverage in connection with its investment activities and may affect short sales of securities.  Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing.  However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage.

A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.  The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.  In lieu of maintaining cash or high-grade securities in a segregated account to cover the Fund’s short sale obligations, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

J.
Derivatives: The Fund has adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification. The Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of the Fund’s overall strategy in a manner deemed appropriate to the Advisor and consistent with the Fund’s investment objective and policies.

When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option.  When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent the Fund does not hold such a security, will maintain a segregated account with the Fund’s custodian consisting of cash or high-grade securities equal to the market value of the option, marked to market daily.  In lieu of maintaining cash or high-grade securities in a segregated account, the Fund may earmark cash or high-grade securities on the Fund’s records or hold offsetting positions.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

The Fund may enter into total return swap agreements.  A total return swap entered into by the Fund is a derivative contract that transfers the market risk of underlying assets.  The notional amount of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange.  The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the statement of operations.  Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the statement of operations.

The Fund invests in total return swaps to obtain exposure to the underlying referenced instrument, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap.  Total return swaps normally do not involve the delivery of securities or other underlying assets.  If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are derivatives and their value can be volatile. To the extent that the Advisor does not accurately

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

analyze and predict future market trends, the values of assets or economic factors, the Fund may suffer a loss, which may exceed the related amounts shown in the statement of assets and liabilities. Total return swap contracts outstanding at period end are listed after the Fund’s schedule of investments.

The Fund may enter into forward currency contracts.  A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.  Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell.  Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

As of June 30, 2017, the location of derivatives in the statement of assets and liabilities and the value of the derivative instruments categorized by risk exposure is as follows:

Derivative Type	Statement of Assets and Liabilities Location	Value
Assets:
Equity Contracts –
Purchased Options	Investments in securities, at value	$13,615
Foreign Exchange
Contracts –
Purchased Options	Investments in securities, at value	190,889
Foreign Exchange	Unrealized appreciation
Contracts	on forward currency contracts	5,904
Liabilities:
Foreign Exchange
Contracts	Options written, at value	93,619
Foreign Exchange	Unrealized depreciation on
Contracts	forward currency contracts	(6,436)
Equity Contracts	Unrealized depreciation
	on purchased options	(827)
Foreign Exchange	Unrealized depreciation
Contracts	on purchased options	(10,786)
Foreign Exchange	Unrealized depreciation
Contracts	on written options	(4,494)

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

The effect of derivative instruments on the statement of operations for the six months ended June 30, 2017 is as follows:

	Location of Gain/(Loss)
Derivative Type	on Derivatives Recognized in Income	Value
Equity Contracts	Realized loss on purchased options	$(16,826)
Foreign Exchange	Change in unrealized depreciation
Contracts	on forward currency contracts	(532)
Equity Contracts	Change in unrealized depreciation
	on purchased options	10,041
Foreign Exchange	Change in unrealized depreciation
Contracts	on purchased options	(10,786)
Foreign Exchange	Change in unrealized depreciation
Contracts	on written options	(4,494)

The average monthly market values of purchased and written options during the six months ended June 30, 2017 for the Fund was $34,939 and $16,108, respectively. The average monthly notional values of long and short forward currency exchange contracts during the six months ended June 30, 2017 for the Fund was $162,844 and $162,844, respectively The Fund did not hold any total return swaps during the six months ended June 30, 2017.

Transactions in written options contracts for the six months ended June 30, 2017, are as follows:

	Contracts/
	Notional Value	Premiums Received
Beginning balance	—	$—
Options written (contracts)	1	1,203
Options written (notional)	$89,125	89,125
Options exercised	(1)	(1,203)
Outstanding at June 30, 2017	$89,125	$89,125

The Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to over-the-counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties.  These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian.  The amount of collateral moved to/from applicable

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

counterparties is based upon minimum transfer amounts specified in the agreement.  To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s statement of assets and liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the statement of assets and liabilities to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the statement of assets and liabilities and net amounts are presented below:

		Gross Amounts not
	Gross	Offset in the Statement
	Amounts	of Assets & Liabilities
	of
	Recognized		Collateral
	Assets or	Financial	Pledged	Net
	Liabilities	Instruments*	(Received)**	Amount
Assets:
Description
Unrealized appreciation on
forward currency contracts	$5,904	$(5,904)	$—	$—
	$5,904	$(5,904)	$—	$—
Liabilities:
Description
Unrealized depreciation on
forward currency contracts	$6,436	$(5,904)	$—	$532
Written options	93,619	—	93,619	—
	$100,055	$(5,904)	$93,619	$532

*
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements with Goldman Sachs and Co. which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance.  The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

K.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of June 30, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value.  Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

Debt Securities:  Debt securities, such as corporate bonds, asset-backed securities, municipal bonds, and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Options: Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded.  Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.  Options that are valued at the mean of the highest bid price and lowest asked price are categorized in level 2.

Forward Currency Contracts: Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, the Fund’s administrator, using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are classified in level 2 of the fair value hierarchy.

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Accommodation and
Food Services	$314,640	$—	$—	$314,640
Administrative Support	143,254	—	—	143,254
Finance and Insurance	294,809	—	—	294,809
Information	724,860	—	—	724,860
Manufacturing	3,256,162	—	—	3,256,162
Mining, Quarrying, and Oil
and Gas Extraction	167,660	—	—	167,660
Professional, Scientific
and Technical Services	1,353,882	—	—	1,353,882
Retail Trade	686,737	—	—	686,737
Transportation and
Warehousing	544,641	—	—	544,641
Wholesale Trade	4,064	—	—	4,064
Total Common Stocks	7,490,709	—	—	7,490,709
REITS	189,596	—	—	189,596
Fixed Income
Convertible Bonds	—	112	—	112
Municipal Bonds	—	78,000	—	78,000
U.S. Treasury Bonds	—	387,078	—	387,078
Total Fixed Income	—	465,190	—	465,190
Purchased Options
Call Options	—	111,732	—	111,732
Put Options	—	68,669	—	68,669
Payer Swaptions	—	24,103	—	24,103
Total Purchased Options	—	204,504	—	204,504
Money Market Funds	2,115,938	—	—	2,115,938
Total Investments in Securities	$9,796,243	$669,694	$—	$10,465,937
Forward Currency Contracts*	$—	$5,904	$—	$5,904
Liabilities:
Securities Sold Short	$796,033	$411,021	$—	$1,207,054
Written Put Options	$—	$93,619	$—	$93,619
Forward Currency Contracts*	$—	$6,436	$—	$6,436

*	Forward currency contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2017, the end of the reporting period. There were no level 3 securities held in the Fund during the six months ended June 30, 2017.

The Fund had the following transfers during the six months ended June 30, 2017.

Transfers into Level 2	$411,021
Transfers out of Level 2	—
Net transfers into/or out of Level 2	$411,021

At June 30, 2017, the valuation of ONEOK, Inc. provided by the Fund’s primary pricing service was adjusted to reflect the final fixed exchange rate of the ONEOK merger transaction.  As a result, a transfer was made from Level 1 to Level 2.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended June 30, 2017, Kellner Management, L.P. (the “Advisor”) provided the Fund with investment management services under an investment advisory agreement.  The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 1.50% based upon the average daily net assets of the Fund.  For the six months ended June 30, 2017, the Fund incurred $74,597 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, dividends and interest expense on securities sold short and extraordinary expenses) to 1.99% and 1.74% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.

Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund’s expenses. The Advisor is permitted to be reimbursed for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2017, the Advisor reduced its fees in the amount of $99,912; no amounts were

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Date	Amount
12/31/17	$24,266
12/31/18	193,485
12/31/19	196,823
12/31/20	99,912
$514,486

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an administration agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Transfer Agent”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator.  The Trust’s Chief Compliance Officer is also an employee of USBFS.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

For the six months ended June 30, 2017, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

Administration and Fund Accounting	$52,034
Transfer agency (a)	17,888
Custody	4,755
Chief Compliance Officer	4,463

(a) Does not include out-of-pocket expenses.

At June 30, 2017, the Fund had payables due to USBFS for administration, fund accounting, transfer agency and Chief Compliance Officer fees, and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and Fund Accounting	$18,438
Transfer agency (a)	5,867
Custody	1,203
Chief Compliance Officer	1,464

(a) Does not include out-of-pocket expenses.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the six months ended June 30, 2017, the Fund incurred distribution expenses of $2 for the Investor Class shares pursuant to the Plan.

NOTE 6 – SECURITIES TRANSACTIONS

For the six months ended June 30, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $9,919,898 and $7,692,862, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended June 30, 2017 and the year ended December 31, 2016 was as follows:

	June 30, 2017	December 31, 2016
Ordinary Income	$—	$231,145
Long-Term Capital Gains	—	33,202

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

As of December 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$9,883,420
Gross unrealized appreciation	465,321
Gross unrealized depreciation	(712,877)
Net unrealized depreciation (a)	(247,556)
Net unrealized depreciation on short sales
and foreign currency	(173,717)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains/(losses)	(31,258)
Total accumulated earnings/(losses)	$(452,531)

(a)	The difference between book basis and tax basis net unrealized depreciation and cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At December 31, 2016, the Fund deferred, on a tax basis, post-October capital losses of $31,258.

NOTE 8 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return.  The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•	Management Risk. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.
•
Market Risk.  The prices of the securities in which the Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

•
Equity Risk.  The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•	Non-Diversification Risk. To the extent that the Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.
•	Foreign Securities Risk. The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.
•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Other Investment Fund Risk.  When the Fund invests in other investment vehicles, which may include partnerships, ETFs or mutual funds, it will bear additional expenses based on its pro rata share of the fund’s operating expenses, including the potential duplication of management fees.  The risk of owning another fund generally reflects the risks of owning the underlying securities the other fund holds.  The Fund also will incur brokerage costs when it purchases ETFs.

•
Stressed and Distressed Securities Risk.  The Fund may invest in securities and other obligations of issuers that are stressed, distressed or in bankruptcy, including debt obligations that are in covenant or payment default.  Such investments may be considered illiquid, frequently are difficult to trade and may trade significantly below par.  Such investments are considered speculative and the Fund’s ability to receive payment on such obligations is subject to significant uncertainty and may be subject to lengthy delays.  The Fund may receive partial payment or no payment on these obligations.

•	Fixed Income Securities Risk. The following risks are associated with the Fund’s investment in fixed income securities.
•
Prepayment and Extension Risk. Securities may be paid off earlier or later than expected.  Either situation could cause securities to pay lower-than-market rates of interest, which could hurt the Fund’s yield or share price. When securities are prepaid, the Fund may have to reinvest in securities with a lower yield.

•
Interest Rate Risk.  Fixed income securities may decline in value because of changes in interest rates.  It is likely there will be less governmental action in the near future to maintain low interest rates.  The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Credit Risk.  Credit risk is the risk of loss on an investment due to the deterioration of an issuer’s financial health.  Such a deterioration of financial health may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its contractual obligations including making timely payment of interest and principal.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

•
High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Municipal Securities Risk.  Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features.  Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield.  Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

•
Derivatives Risk.  The Fund’s use of derivatives (which may include futures, options, swaps, contracts for differences, forward foreign currency contracts and other synthetic instruments) may reduce the Fund’s returns and/or increase volatility.  A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Fund’s use of derivatives may result in losses to the Fund. Derivatives in which the Fund may invest can be illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the Fund’s other investments in the manner intended. Certain types of derivatives, including forward contracts, over-the-counter options and other over-the-counter transactions involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

•
Swap Agreement Risks.  A swap agreement provides leverage, allowing the Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

and is speculative. If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.
•	Leverage Risk. Leverage can cause the portfolio to lose more than the principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.
•
Short Sales Risk. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like to sell.  If that happens, the Fund may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on the Fund’s performance.

•
Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

•
Asset Allocation Risk.  The Fund may overweight or underweight certain issuers, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those issuers, industries or sectors, and may cause the Fund to underperform other funds with similar investment objectives that are not overweight or underweight the same issuers, industries or sectors.

•
Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and equity risk.  In general, the value of bonds and other debt securities falls when interest rates rise.  Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

NOTE 9 – REPORT OF THE TRUST’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of Shareholders (the “Meeting”) took place on March 3, 2017, to elect one new Trustee to the Board and to ratify the prior appointment of two current Trustees of the Board.

KELLNER EVENT FUND
NOTES TO FINANCIAL STATEMENTS at June 30, 2017 (Unaudited), Continued

All Trust shareholders of record, in the aggregate across all Funds of the Trust, were entitled to attend or submit proxies.  As of the applicable record date, the Trust had 315,776,916 shares outstanding.  The results of the voting for each proposal were as follows:

Proposal No. 1.     Election of One New Trustee

Nominee	For Votes	Votes Withheld
David G. Mertens	206,896,354	1,556,814

Proposal No. 2.     Ratification of the Prior Appointment of Two Current Trustees of the Board

Current Trustee	For Votes	Votes Withheld
Gail S. Duree	205,321,820	3,131,348
Raymond B. Woolson	206,321,270	2,131,897

Effective March 3, 2017, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree,	Joe D. Redwine,
Independent Trustee	Interested Trustee
David G. Mertens,	George T. Wofford,
Independent Trustee	Independent Trustee
George J. Rebhan,	Raymond B. Woolson,
Independent Trustee	Independent Trustee

Effective March 13, 2017, following Mr. Wofford’s resignation, the Board of Trustees of Advisors Series Trust consists of the following individuals:

Gail S. Duree,	Joe D. Redwine,
Independent Trustee	Interested Trustee
David G. Mertens,	Raymond B. Woolson,
Independent Trustee	Independent Trustee
George J. Rebhan,
Independent Trustee

KELLNER EVENT FUND
HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-KELLNER (855-535-5637) to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

KELLNER EVENT FUND
NOTICE TO SHAREHOLDERS at June 30, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 855-KELLNER (855-535-5637) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 855-KELLNER (855-535-5637).  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 855-KELLNER (855-535-5637).

KELLNER EVENT FUND
PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•  Information we receive about you on applications or other forms;

•  Information you give us orally; and/or

•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
Kellner Management, L.P.
900 Third Avenue, Suite 1401
New York, New York 10022

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Schiff Hardin LLP
666 Fifth Avenue, Suite 1700
New York, New York 10103

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call 855-535-5637.

KL-SEMI-EV

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/6/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/6/17

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/6/17

* Print the name and title of each signing officer under his or her signature